SHARE-BASED PAYMENTS - (Summary Of Restricted Shares Granted) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016
Granted (replacement restricted shares)			$ 30,000
Employees and Directors [Member]
Unvested, December 31, 2016		9,805,417
Granted (new restricted shares)		60,964
Granted (replacement options)		153,036
Expired		209,632
Unvested, December 31, 2017			9,805,417
Outstanding, December 31, 2016		$ 15.38
Granted (new restricted shares)		17.53
Granted (replacement restricted shares)		18.10
Expired		27.89
Outstanding, December 31, 2017		$ 11.93	$ 15.38
Restricted Stock [Member]
Unvested, December 31, 2016		0
Granted (new restricted shares)		427,125
Granted (replacement options)	1,224,694	1,224,694
Forfeited		(47,051)
Expired		0
Unvested, December 31, 2017		1,604,768	0
Outstanding, December 31, 2016		$ 0
Granted (new restricted shares)		17.55
Granted (replacement restricted shares)		17.55
Forfeited		17.55
Expired		0
Outstanding, December 31, 2017		$ 17.55	$ 0